Restructuring and related reorganization charges - Summary of Restructuring and Related Reorganization Activity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Restructuring Reserve [Roll Forward]
Charges			$ 0
Employee severance and benefits
Restructuring Reserve [Roll Forward]
Beginning balance	$ 899,000	$ 0
Charges	429,000	6,798,000
Payments	(1,328,000)	(5,899,000)
Ending balance	$ 0	$ 899,000	$ 0